CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss) for the period	$ (10,117)	$ 11,652	$ (8,837)	$ 18,808
Adjustments required to reflect the cash flow from operating activities (see Appendix A)	8,858	1,294	11,156	(4,573)
Net cash provided by (used in) operating activities	(1,259)	12,946	2,319	14,235
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalized development costs	(9,370)	(6,262)	(17,164)	(12,488)
Acquisition of property and equipment	(2,487)	(1,110)	(4,291)	(1,906)
Loans granted to related companies and others	579	(1,962)	808	(2,062)
Decrease (Increase) in bank deposits	0	(549)	0	9,006
Interest received	2,833	1,576	5,649	2,873
Investments in financial assets and other asset	0	(5,000)	(270)	(5,000)
Proceeds from sub-lessee	0	0	0	22
Payments for acquisitions of subsidiaries, net of cash acquired	0	(7,341)	0	(15,541)
Payment of deferred consideration and contingent consideration of subsidiary acquisition	(2,758)	(1,983)	(5,526)	(5,519)
Net cash used in investing activities	(11,203)	(22,631)	(20,794)	(30,615)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of debentures and warrants, net	0	0	0	132,941
Interest paid	(395)	(400)	(10,170)	(1,598)
Changes in short-term bank credit and short term loan	0	(774)	0	(26,000)
Repayment of long-term bank loans	(805)	(805)	(1,610)	(7,079)
Repayment of other long-term liabilities	0	0	0	(1,000)
Employee options exercised	1,812	1,484	3,156	2,680
Principal lease payments	(1,000)	(729)	(1,924)	(1,433)
Net cash provided by (used in) financing activities	(388)	(1,224)	(10,548)	98,511
Increase (Decrease) in cash and cash equivalents	(12,850)	(10,909)	(29,023)	82,131
Balance of cash and cash equivalents at beginning of period	304,745	176,763	319,538	83,130
Gains (losses) from exchange differences on cash and cash equivalents	12,026	6,605	11,437	6,889
Gains (losses) from translation of cash and cash equivalents of foreign operation	(1,094)	(192)	875	117
Balance of cash and cash equivalents at end of period	302,827	172,267	302,827	172,267
Adjustments in respect of:
Depreciation and amortization	7,572	6,014	14,749	11,735
Post-employment benefit obligations, net	19	24	28	35
Deferred taxes	(299)	(381)	(1,523)	(1,072)
Finance expenses, net	107	5,143	4,378	3,681
Income from gaining control in subsidiary	0	(6,063)	0	(12,152)
Share of loss of equity method investee	0	0	0	226
Long-term deferred income	(217)	144	(963)	105
Expenses in respect of share-based compensation	12,395	2,512	14,647	4,295
Total adjustments	19,577	7,393	31,316	6,853
Changes in operating asset and liability items:
Increase in restricted cash transferable to customers for processing activity	(31,777)	(8,766)	(37,948)	(20,435)
Decrease (Increase) in receivables from processing activity	14,875	(15,895)	(10,380)	(35,347)
Increase in trade receivables	(12,687)	(5,693)	(9,355)	(4,295)
Increase in other current assets	(6,208)	(2,704)	(8,559)	(2,448)
Increase in inventory	(1,311)	(1,714)	(1,241)	(2,498)
Increase in payables in respect of processing activity	15,967	25,689	51,922	57,212
Increase (Decrease) in trade payables	5,216	(1,309)	(2,109)	(7,690)
Increase (Decrease) in other payables	5,206	4,293	(2,490)	4,075
Total changes in operating asset and liability items	(10,719)	(6,099)	(20,160)	(11,426)
Total adjustments required to reflect the cash flow from operating activities	8,858	1,294	11,156	(4,573)
Appendix B – Information regarding investing and financing activities not involving cash flows:
Purchase of property and equipment on credit	0	39	197	154
Recognition of right-of-use assets through lease liabilities	1,093	0	1,221	0
Share based payments costs attributed to development activities, capitalized as intangible assets	$ 1,726	$ 411	$ 1,873	$ 559